Fair Value (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Fair Value Disclosures [Abstract]
Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

		December 31, 2022
	Notes	Level 1	Level 2	Level 3	Total
Liabilities
Liability related to warrants	8	$—	$—	$1,444,058	$1,444,058
Total		$—	$—	$1,444,058	$1,444,058

		March 31, 2022
	Notes	Level 1	Level 2	Level 3	Total
Liabilities
Liability related to warrants	8	$—	$—	$5,570,530	$5,570,530
Total		$—	$—	$5,570,530	$5,570,530

		March 31, 2022
	Notes	Level 1	Level 2	Level 3	Total
Assets
Other financial assets - Sprout Call Option	4	$—	$—	$—	$—
Total		$—	$—	$—	$—
Liabilities
Liability related to warrants	12	$—	$—	$5,570,530	$5,570,530
Total		$—	$—	$5,570,530	$5,570,530

		March 31, 2021
	Notes	Level 1	Level 2	Level 3	Total
Assets
Marketable securities - Acasti Shares		$150,000	$—	$—	$150,000
Other financial assets - Sprout Call Option	4	—	—	5,615,167	5,615,167
Total		$150,000	$—	$5,615,167	$5,765,167
Liabilities
Liability related to warrants	12	$—	$—	$10,462,137	$10,462,137
Total		$—	$—	$10,462,137	$10,462,137